SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation
Recognized share-based compensation expenses	¥ 55,436	¥ 52,535	¥ 31,937
Treasury shares
Repurchase of ordinary shares (in shares)	3,096,764	3,096,764
Cash consideration paid for ordinary shares repurchased		¥ 107,331
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	¥ 13,603	8,835	6,830
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	811	907	939
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 41,022	¥ 42,793	¥ 24,168